Borrowings	12 Months Ended
Dec. 31, 2021
Financial Instruments [Abstract]
Borrowings	Borrowings
Mortgage payable

Mortgage payable represents the mortgage on the Sovico property with Banca Intesa San Paolo and expired in July 2021. The original amount of the mortgage was €185 and was secured by the Sovico property and carried an interest rate of 5% per annum. The balance outstanding as at December 31, 2021 and 2020 was $nil and $15, respectively.

Credit Facility
On July 25, 2019, the Company secured a committed revolving term credit facility (the “Credit Facility”) from the Toronto-Dominion Bank. Upon the closing of the initial public offering on October 8, 2019, the commitment was increased to $15,000. The amount available to be drawn under the Credit Facility from time to time is equal to the lesser of (i) the commitment and (ii) an amount equal to the trailing one-month consolidated recurring revenue of the Company (“MRR”) multiplied by six multiplied by the trailing twelve month gross retention rate percentage on MRR (which rate shall not exceed 100%), minus the amount of any statutory prior claims then in existence. The Credit Facility will mature on July 25, 2022 (the “Maturity Date”). The Maturity Date may be extended for an additional 364 days, at the discretion of the lender, upon the Company providing written notice to the lender requesting such an extension. Interest on the drawn facility is set at LIBOR plus 2.75%. The standby fee on the undrawn balance is 0.50%.

On June 1, 2021, the Company terminated the Credit Facility and repaid all accrued and unpaid interest. Unamortized financing costs of $64 were derecognized and expensed to finance expense during the year ended December 31, 2021. Prior to termination, the balance drawn on the facility was $nil.

Finance expense, net

Finance expense for the years ended December 31, 2021 and 2020 is comprised of:

	December 31,
	2021	2020
	$	$
Interest on contingent consideration	73	—
Interest on lease obligations	337	358
Interest and amortization of deferred financing costs on credit facility	84	76
Interest income	(437)	(317)
Bank fees and other	8	13
	65	130